Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2024	2023
Raw materials	$2,620,813	$2,958,413
Finished goods	3,299,796	2,590,651
Work in process	11,735,123	10,289,693
Others	4,658	4,789
Total	$17,660,390	$15,843,546

The impairment of inventories was $3,959,304, $7,238,819 and $2,711,158 for the years ended December 31, 2024, 2023 and 2022, respectively.